Total Income Tax Recognized (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Provision for income taxes	$ 543		¥ 44,631		¥ 26,143		¥ 21,090
Income taxes on discontinued operations	(17)	[1]	(1,410)	[1]	6,771	[1]	7,019	[1]
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	17		1,357		3,403		7,816
Defined benefit pension plans	(22)		(1,774)		(1,427)		4,925
Foreign currency translation adjustments	4		335		(214)		4,722
Net unrealized gains (losses) on derivative instruments	(8)		(648)		(338)		(1,066)
Total income taxes	$ 517		¥ 42,491		¥ 34,338		¥ 44,506

[1]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.